Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Derivative instruments effect on statement of operations
Unaudited Condensed Consolidated Statement of Operations	June 30, 2014	June 30, 2015
Gain/(loss) on derivative instruments, net
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	$ (819)	$ —

Unrealized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	—	883
Realized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	—	(1,344)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	—	(227)
Ineffective portion of cash flow hedges	—	—
Total Gains/(Losses) on derivative instruments, net	$ (819)	$ (688)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	—	(1,491)
Total Gains/(Losses) recognized	$ —	$ (1,491)

Fair value measurements on recurring basis
Significant Other Observable Inputs (Level 2)
	December 31, 2014		June 30, 2015
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - asset position	$ —	$ —	$ —	$ —
Total	$ —	$ —	$ —	$ —
LIABILITIES
Interest rate swaps - liability position	$ —	$ 7,732	$ 9,819	$ 1,081
Total	$ —	$ 7,732	$ 9,819	$ 1,081